Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Current service cost	$ (940)	$ 222	$ 2,187
Interest cost on benefit obligation	1,213	983	1,109
Net period cost	$ 273	$ 1,205	$ 3,296